Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
Significant Accounting Policies

Basis of financial statement presentation

The accounting and reporting policies of Union Bankshares, Inc. and Subsidiary (the “Company”) are in conformity with U.S. generally accepted accounting principles (“GAAP”) and general practices within the banking industry. The following is a description of the more significant policies.

The consolidated financial statements include the accounts of Union Bankshares, Inc., and its wholly owned subsidiary, Union Bank (“Union”) headquartered in Morrisville, Vermont. All significant intercompany transactions and balances have been eliminated. The Company utilizes the accrual method of accounting for financial reporting purposes.

The Company meets the qualification requirements under Securities and Exchange Commission rules for smaller reporting companies and, pursuant to such rules, has elected to present audited statements of income, comprehensive income, cash flows and changes in stockholders' equity for each of the most recent two, rather than three, fiscal years.

Certain amounts in the 2011 financial statements have been reclassified to conform to the current year presentation.

Nature of operations

The Company provides a variety of financial services to individuals, municipalities, commercial and nonprofit customers through its branches, ATMs, telebanking and internet banking systems in northern Vermont and northwestern New Hampshire. This market area encompasses primarily retail consumers, small businesses, municipalities, agricultural producers and the tourism industry. The Company's primary deposit products are checking, savings, money market accounts, certificates of deposit and individual retirement accounts and its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk

The Company's operations are affected by various risk factors, including liquidity risk, interest rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities. Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities/repricing of assets and liabilities. Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company. Although national economic conditions have been volatile during the last four years, local economic conditions have been somewhat more stable. The Company has a diversified loan portfolio with a substantial portion of the Company's loans secured by real estate and/or partially guaranteed by a U.S. Government agency. Most of its lending activities are conducted within the northern Vermont and northwestern New Hampshire market area where it is located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy and real estate market conditions. Notes 5 and 6 discuss the types of lending in which the Company engages.

Use of estimates in preparation of financial statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates. Material estimates that are particularly susceptible to significant change in the near term and involve inherent uncertainties relate to the determination of the allowance for losses on loans, the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans, deferred tax assets, judgments regarding valuation and impairment of investment securities and other assets as well as pension plan accounting. These estimates involve a significant degree of complexity and subjectivity and the amount of the change that is reasonably possible, should any of these estimates prove inaccurate, cannot be estimated.

Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Trust operations

Assets held by the Trust & Asset Management Division of Union in a fiduciary or agency capacity, other than trust cash on deposit with Union, are not included in these consolidated financial statements because they are not assets of Union or the Company.

Fair value measurements

The Company utilizes the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, as guidance for accounting for assets and liabilities carried at fair value. This standard defines fair value as the price, without adjustment for transaction costs, that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is a market based measurement based on assumptions that market participants would use in pricing an asset or liability. The guidance in FASB ASC Topic 820 establishes a three-level fair value hierarchy, which prioritizes the inputs used in measuring fair value. A financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

The three levels of the fair value hierarchy are:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

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Level 2 - Quoted prices for similar assets or liabilities in active markets, quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

•	Level 3 - Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

Investment securities

Investment securities purchased and held primarily for resale in the near future are classified as trading securities and are reported at fair value with unrealized gains and losses included in earnings. Debt securities the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and reported at amortized cost. Debt and equity securities not classified as either held-to-maturity or trading are classified as available-for-sale. Investments classified as available-for-sale are reported at fair value.

Accretion of discounts and amortization of premiums arising at acquisition on investment securities are included in income using the effective interest method over the life of the securities to maturity or call date. Unrealized gains and losses on investment securities available-for-sale are excluded from earnings and reported in Accumulated other comprehensive income (loss), net of tax and reclassification adjustment, as a separate component of stockholders' equity. The specific identification method is used to determine realized gains and losses on sales of available-for-sale or trading securities.

Declines in the fair values of individual equity securities that are deemed to be other-than-temporary are reflected in noninterest income when identified. An unrealized loss is generally deemed to be other than temporary and a credit loss on a debt security is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the security. The credit loss component of an other than temporary write down of a debt security is reflected in earnings as a realized loss in other income with the remaining portion of the impairment loss recognized in other comprehensive income (loss), provided the Company does not intend to sell the underlying debt security and it is more likely than not that the Company will not have to sell the debt security prior to recovery.

Loans held for sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate. The estimated fair value of loans held for sale is based on current price quotes that determine the amount that the loans could be sold for in the secondary market. Loans transferred from held for sale to portfolio are transferred at the lower of cost or fair value in the aggregate. Sales are normally made without recourse. Gains and losses on the disposition of loans held for sale are determined on the specific identification basis. Net unrealized losses are recognized through a valuation allowance by charges to income.

Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their unpaid principal balances, adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

Loan interest income is accrued daily on outstanding balances. The following accounting policies, related to accrual and nonaccrual loans, apply to all loan segments and classes. The Company considers its loan segments and loan classes to be the same. The accrual of interest is normally discontinued when a loan is specifically determined to be impaired and/or management believes, after considering collection efforts and other factors, that the borrowers' financial condition is such that collection of interest is doubtful. Normally, any unpaid interest previously accrued on those loans is reversed against current period interest income. A loan may be restored to accrual status when its financial status has significantly improved and there is no principal or interest past due. A loan may also be restored to accrual status if the borrower makes six consecutive monthly payments or the lump sum equivalent. Income on nonaccrual loans is generally not recognized unless a loan is returned to accrual status or after all principal has been collected. Interest income generally is not recognized on impaired loans unless the likelihood of further loss is remote. Interest payments received on such loans are generally applied as a reduction of the loan principal balance. Delinquency status is determined based on contractual terms for all loan segments and classes.

Loan origination fees and direct loan origination costs are deferred and amortized as an adjustment of the related loan's yield using methods that approximate the interest method. The Company generally amortizes these amounts over the estimated average life of the related loans.

The loans purchased in the May 2011 branch acquisition were recorded at the estimated fair value at the time of purchase. The estimated fair value contains both accretable and nonaccretable components. The accretable component is amortized as an adjustment to the related loan yield over the average life of the loan. The nonaccretable component represents probable loss due to credit risk and is reviewed by management periodically and adjusted as deemed necessary.

Allowance for loan losses

The allowance for loan losses is established for estimated losses in the loan portfolio through a provision for loan losses charged to earnings. For all loan classes, loan losses are charged against the allowance when management believes the loan balance is uncollectible or in accordance with federal guidelines. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is maintained at a level believed by management to be appropriate to absorb probable credit losses inherent in the loan portfolio as of the balance sheet date. The amount of the allowance is based on management's periodic evaluation of the collectability of the loan portfolio, including the nature, volume and risk characteristics of the portfolio, credit concentrations, trends in historical loss experience, estimated value of any underlying collateral, specific impaired loans and economic conditions. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions or other relevant factors.

In addition, various regulatory agencies, as an integral part of their examination process, regularly review the Company's allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses, with a corresponding charge to earnings, based on their judgments about information available to them at the time of their examination, which may not be currently available to management.

The allowance consists of specific, general and unallocated components. The specific component relates to the loans that are classified as impaired. Loans are also evaluated for impairment and may be classified as impaired when management believes it is probable that the Company will not collect all the contractual interest and principal payments as scheduled in the loan agreement. Impaired loans may also include troubled loans that are restructured. A troubled debt restructuring occurs when the Company, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower that would otherwise not be granted. Troubled debt restructuring may include the transfer of assets to the Company in partial satisfaction of a troubled loan, a modification of a loan's terms (such as reduction of stated interest rates below market rates, extension of maturity that does not conform to the Company's policies, reduction of the face amount of the loan, reduction of accrued interest, or reduction or deferment of loan payments in the near future), or a combination. A specific reserve amount is allocated to the allowance for individual loans that have been classified as impaired based on management's estimate of the fair value of the collateral for collateral dependent loans, an observable market price, or the present value of anticipated future cash flows. The Company accounts for the change in present value attributable to the passage of time in the loan loss reserve. Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer, real estate or small balance commercial loans for impairment evaluation, unless such loans are subject to a restructuring agreement or have been identified as impaired as part of a larger customer relationship.

The general component represents the level of allowance allocable to each loan portfolio segment with similar risk characteristics and is determined based on historical loss experience, adjusted for qualitative factors, for each class of loan. Management deems a five year average to be an appropriate time frame on which to base historical losses for each portfolio segment. Qualitative factors considered include underwriting, economic and market conditions, portfolio composition, collateral values, delinquencies, lender experience and legal issues. The qualitative factors are determined based on the various risk characteristics of each portfolio segment. Risk characteristics relevant to each portfolio segment are as follows:

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Residential real estate - Loans in this segment are collateralized by owner-occupied 1-4 family residential real estate, second and vacation homes, 1-4 family investment properties, home equity and second mortgage loans. Repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, could have an effect on the credit quality of this segment.

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Construction real estate - Loans in this segment include residential and commercial construction properties, land and land development loans. Repayment is dependent on the credit quality of the individual borrower and/or the underlying cash flows generated by the properties being constructed. The overall health of the economy, including unemployment rates, housing prices, vacancy rates and material costs, could have an effect on the credit quality of this segment.

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Commercial real estate - Loans in this segment are primarily properties occupied by businesses or income-producing properties. The underlying cash flows generated by the properties may be adversely impacted by a downturn in the economy as evidenced by a general slowdown in business or increased vacancy rates which, in turn, could have an effect on the credit quality of this segment. Management requests business financial statements at least annually and monitors the cash flows of these loans.

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Commercial - Loans in this segment are made to businesses and are generally secured by nonreal estate assets of the business. Repayment is expected from the cash flows of the business. A weakened economy, and resultant decreased consumer or business spending, could have an effect on credit quality of this segment.

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Consumer - Loans in this segment are made to individuals for personal expenditures, such as an automobile purchase, and include unsecured loans. Repayment is primarily dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment, could have an effect on the credit quality of this segment.

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Municipal - Loans in this segment are made to municipalities located within the Company's service area. Repayment is primarily dependent on taxes or other funds collected annually by the municipalities. Management considers there to be minimal risk surrounding the credit quality of this segment.

An unallocated component is maintained to cover uncertainties that could affect management's estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

All evaluations are inherently subjective as they require estimates that are susceptible to significant revision as more information becomes available or as changes occur in economic conditions or other relevant factors.

Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure are to be sold and are initially recorded based on an independent appraisal or a broker price opinion at the estimated fair value less estimated selling costs at the date of acquisition, establishing a new carrying basis. Thereafter, valuations are periodically performed by management, and the real estate is carried in Other assets at the lower of carrying amount or fair value, less estimated cost to sell. Costs of significant property improvements are capitalized, if deemed recoverable, whereas revenue and expenses from operations and changes in valuation are charged to Other expenses on the Company's statement of income.

Premises and equipment

Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed principally by the straight line method over the estimated useful lives of the assets. The cost of assets sold or otherwise disposed of and the related accumulated depreciation are eliminated from the accounts and the resulting gains or losses are reflected in the statement of income. Maintenance and repairs are charged to current expense as incurred and the costs of major renewals and betterments are capitalized. Construction in progress is stated at cost, which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use.

Intangible assets

Intangible assets include goodwill, which represents the excess of the purchase price over the fair value of net assets acquired in the 2011 acquisition of three New Hampshire branch offices, as well as a core deposit intangible related to the deposits acquired (see Note 9). The core deposit intangible is amortized on a straight line basis over the estimated average life of the acquired core deposit base of 10 years. The Company evaluates the valuation and amortization of the core deposit intangible if events occur that could result in possible impairment. With respect to goodwill, in accordance with current authoritative guidance, the Company assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the Company is less than its carrying amount, which could result in goodwill impairment.

Federal Home Loan Bank stock

As a member of the Federal Home Loan Bank (“FHLB”) of Boston, Union is required to invest in Class B common stock of the FHLB of Boston. The Class B common stock has a five year notice requirement for redemption and there is no guarantee of future redemption. Also, there is the possibility of future capital calls by the FHLB of Boston on member banks to ensure compliance with its capital plan. FHLB of Boston stock is reported in Other assets at its par value of $1.9 million at December 31, 2012 and 2011. The stock is nonmarketable, and is redeemable by the FHLB of Boston at par value.

Company-owned life insurance

Company-owned life insurance (“COLI”) represents life insurance on the lives of certain current or former directors or employees who have provided positive consent allowing the Company to be the beneficiary of such policies. The Company utilizes COLI as tax-efficient funding for the benefit obligations to its employees and directors, including obligations under one of the Company's nonqualified deferred compensation plans. (See Note 15.) The Company is the primary beneficiary of the insurance policies. Increases in the cash value of the policies, as well as any gain on insurance proceeds received, are recorded in Other income, and are not currently subject to income taxes. COLI is recorded at the cash value of the policies, less any applicable cash surrender charges of which there are currently none. The Company reviews the financial strength of the insurance carriers prior to the purchase of COLI to ensure minimum credit ratings of at least investment grade. The financial strength of the carriers is reviewed annually and COLI with any individual carrier is limited by Company policy to 10% of capital plus reserves.

Servicing assets

Servicing assets are recognized as separate assets when servicing rights are acquired through purchase or sale of loans with servicing rights retained. Capitalized servicing rights are reported in Other assets, are initially recorded at estimated fair market value and are amortized against noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying loans. The estimated fair value of capitalized servicing rights represents the present value of the future servicing fees arising from the right to service loans that have been previously sold. Servicing assets are evaluated regularly for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is determined by stratifying rights by predominant characteristics, such as interest rates and terms. Fair value of a stratum is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.

Impairment is recognized through a valuation allowance for an individual stratum, to the extent that estimated fair value is less than the capitalized amount for the stratum.

Investment in real estate limited partnerships

The Company has purchased various limited partnership interests in affordable housing partnerships. These partnerships were established to acquire, own and rent residential housing for elderly, low or moderate income residents in northeastern and central Vermont or in northwestern New Hampshire. The investments are accounted for under a method approximating the equity method of accounting. These equity investments are recorded at cost and adjusted for the Company's proportionate share of the partnerships' undistributed earnings or losses through the statement of income.

Pension plans

Union sponsors a noncontributory defined benefit pension plan covering all eligible employees employed prior to October 5, 2012. On that date, the Company closed The Union Bank Pension Plan ("Plan") to new participants and froze the accrual of retirement benefits for current participants. It is Union's intent to continue to maintain the frozen Plan and related Trust and to distribute benefits to participants at such time and in such manner as provided under the terms of the Plan. The costs of this Plan, based on actuarial computations of current benefits for employees, are charged to Pension and other employee benefits.

Union also has a contributory 401(k) pension plan covering all employees who meet certain service requirements. The plan is voluntary, and Union, through the discretionary matching component of the plan, contributed fifty cents for every dollar contributed by participants, up to six percent of each participant's salary in 2012 and 2011. Additionally, in 2012, a discretionary profit-sharing contribution was made to the plan in an amount equal to three percent of each employee's salary.

Advertising costs

The Company expenses advertising costs as incurred and they are included in Other expenses in the Company's Consolidated Statement of Income.

Earnings per common share

Earnings per common share for the period are computed based on the weighted average number of shares of common stock issued, retroactively adjusted for stock splits and stock dividends and reduced for shares held in treasury. The weighted average shares outstanding were 4,457,029 and 4,456,842 for the years ended December 31, 2012 and 2011, respectively. There were incentive stock options with respect to 11,800 shares and 14,000 shares outstanding at December 31, 2012 and December 31, 2011, respectively, excluded from the computation of diluted earnings per share since dilution resulting from these stock options would be immaterial.

Income taxes

The Company prepares its federal income tax return on a consolidated basis. Federal income taxes are allocated to members of the consolidated group based on taxable income. The Company recognizes income taxes under the asset and liability method. This involves estimating the Company's actual current tax exposure as well as assessing temporary differences resulting from differing treatment of items, such as timing of the deduction of expenses, for tax and GAAP purposes. These differences result in deferred tax assets and liabilities, which are netted and included in Other assets. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company must also assess the likelihood that any deferred tax assets will be recovered from future taxable income and to the extent that recovery is not likely, a valuation allowance must be established. Significant management judgment is required in determining the provision for income taxes and deferred tax assets and liabilities. Affordable housing tax credits are recognized as a reduction of the Provision for income taxes in the year they are earned.

Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to originate credit, unused lines of credit including commitments under credit card arrangements, commitments to purchase investment securities, commitments to invest in real estate limited partnerships, commercial letters of credit, standby letters of credit and risk-sharing commitments on certain sold loans. Such financial instruments are recorded in the financial statements when they become fixed and certain.

Comprehensive income (loss)

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income or loss. Certain changes in assets and liabilities, such as the after tax effect of unrealized gains and losses on investment securities available-for-sale that are not other than temporarily impaired and the unfunded liability for the defined benefit pension plan, are not reflected in the statement of income. The cumulative effect of such items, net of tax effect, is reported as a separate component of the equity section of the balance sheet (Accumulated other comprehensive income or loss). Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income or loss.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when the assets have been isolated from the Company, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Incentive stock option plan

The Company recognizes stock-based compensation expense based on the grant date estimated fair value of stock-based awards over the vesting period of the awards. The stock issuable upon exercise of options granted consists of authorized but unissued shares of the Company's $2.00 par value common stock and/or shares of such common stock held in treasury.

Recent accounting pronouncements

In May 2011, FASB issued an Accounting Standards Update ("ASU"), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRS"). The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this ASU are to be applied prospectively and are effective for interim and annual periods beginning after December 15, 2011. Management has adopted the ASU, which did not have a material effect on the Company's consolidated financial statements. (See Note 19.)

In June 2011, the FASB issued an ASU, Presentation of Comprehensive Income, to improve the comparability, consistency and transparency of financial reporting, to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The ASU eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both formats, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The amendments in the ASU are to be applied retrospectively and are effective for annual and interim periods beginning after December 15, 2011, except for the presentation requirements of reclassifications of items out of accumulated other comprehensive income which have since been addressed in ASU 2013-02, issued in February 2013. Management has adopted the ASU and has opted to present two separate statements. (See Consolidated Statements of Comprehensive Income and Note 23.)

In December 2011, the FASB issued an ASU, Disclosures about Offsetting Assets and Liabilities, to enhance disclosures required to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of IFRS by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Topic 210-20-45 (Balance Sheet Offsets) or Topic 815-10-45 (Derivatives & Hedging) or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Topic 210-20-45 or Topic 815-10-45. The amendments in the ASU are to be applied retrospectively for all comparative periods presented and are effective for annual and interim periods beginning on or after January 1, 2013. Management has reviewed the ASU and does not believe that it will have a material effect on the Company's consolidated financial statements.

In July 2012, the FASB issued an ASU, Intangibles-Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The objective of the amendments in this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets (other than goodwill) by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments permit an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite long-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Subtopic 350-30, Intangibles-Goodwill and Other-General Intangibles Other than Goodwill. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted including for annual and interim impairment tests performed as of a date before July 27, 2012. The Company does not have any indefinite-lived intangible assets other than goodwill and therefore the ASU did not have any effect on the Company's consolidated financial statements.

In October 2012, the FASB issued an ASU, Technical Corrections and Improvements. The amendments in this ASU represent changes to clarify the Codification, correct unintended application of guidance, or make minor improvements to the Codification that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. Additionally, the amendments make the Codification easier to understand and the fair value measurement guidance easier to apply by eliminating inconsistencies and providing needed clarifications. The ASU contains amendments that affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. The amendments in this ASU that do not have transition guidance were effective upon issuance and for public entities, the amendments that are subject to the transition guidance are effective for fiscal periods beginning after December 15, 2012. Management is currently reviewing this ASU and does not believe that it will have a material effect on the Company's consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This update requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, entities are required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety is in the same reporting period. The Company is required to adopt this update prospectively for periods beginning after December 15, 2012. The update may result in revised disclosures or presentation in the Company's financial statements.